Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Foreign currency translation adjustments	Net unrealized gains and losses on securities	Gains and losses on derivative instruments	Pension liability adjustments	Total
	(Millions of yen)
Balance at December 31, 2019	(96,282)	—	(887)	(211,273)	(308,442)

Equity transactions with noncontrolling interests and other	(9)	—	—	—	(9)
Other comprehensive income (loss) before reclassifications	(17,355)	—	(1,199)	(7,530)	(26,084)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	2,186	7,560	9,746

Net change during the year	(17,364)	—	987	30	(16,347)

Balance at December 31, 2020	(113,646)	—	100	(211,243)	(324,789)

Other comprehensive income (loss) before reclassifications	119,689	—	(3,330)	49,759	166,118
Amounts reclassified from accumulated other comprehensive income (loss)	(524)	—	2,336	5,065	6,877

Net change during the year	119,165	—	(994)	54,824	172,995

Balance at December 31, 2021	5,519	—	(894)	(156,419)	(151,794)

Other comprehensive income (loss) before reclassifications	189,827	(44)	(7,430)	25,768	208,121
Amounts reclassified from accumulated other comprehensive income (loss)	(4,059)	10	7,896	2,449	6,296

Net change during the year	185,768	(34)	466	28,217	214,417

Balance at December 31, 2022	191,287	(34)	(428)	(128,202)	62,623

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Amount reclassified from accumulated other comprehensive income (loss) *
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020	Affected line items in consolidated statements of income
	(Millions of yen)
Foreign currency translation adjustments	(5,883)	(759)	—	Selling, general and administrative expenses
	1,824	235	—	Income taxes

	(4,059)	(524)	—	Consolidated net income
	—	—	—	Net income attributable to noncontrolling interests

	(4,059)	(524)	—	Net income attributable to Canon Inc.

Net unrealized gains and losses on securities	13	—	—	Other, net
	(3)	—	—	Income taxes

	10	—	—	Consolidated net income
	—	—	—	Net income attributable to noncontrolling interests

	10	—	—	Net income attributable to Canon Inc.
Gains and losses on derivative instruments	10,683	3,285	3,034	Net Sales
	(2,889)	(959)	(775)	Income taxes

	7,794	2,326	2,259	Consolidated net income
	102	10	(73)	Net income attributable to noncontrolling interests

	7,896	2,336	2,186	Net income attributable to Canon Inc.

Pension liability adjustments	3,386	7,519	10,082	Other, net
	(561)	(1,625)	(2,484)	Income taxes

	2,825	5,894	7,598	Consolidated net income
	(376)	(829)	(38)	Net income attributable to noncontrolling interests

	2,449	5,065	7,560	Net income attributable to Canon Inc.

Total amount reclassified, net of tax and noncontrolling interests	6,296	6,877	9,746

*	Amounts in parentheses indicate gains in consolidated statements of income.

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests
Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount

	(Millions of yen)
2022:
Foreign currency translation adjustments
Amount arising during the year	191,679	(1,057)	190,622
Reclassification adjustments for gains and losses realized in net income	(5,883)	1,824	(4,059)

Net change during the year	185,796	767	186,563
Net unrealized gains and losses on securities:
Amount arising during the year	(54)	10	(44)
Reclassification adjustments for gains and losses realized in net income	13	(3)	10

Net change during the year	(41)	7	(34)
Net gains and losses on derivative instruments:
Amount arising during the year	(10,057)	2,712	(7,345)
Reclassification adjustments for gains and losses realized in net income	10,683	(2,889)	7,794

Net change during the year	626	(177)	449
Pension liability adjustments:
Amount arising during the year	32,527	(5,455)	27,072
Reclassification adjustments for gains and losses realized in net income	3,386	(561)	2,825

Net change during the year	35,913	(6,016)	29,897

Other comprehensive income (loss)	222,294	(5,419)	216,875

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount

	(Millions of yen)
2021:
Foreign currency translation adjustments
Amount arising during the year	122,075	(1,112)	120,963
Reclassification adjustments for gains and losses realized in net income	(759)	235	(524)

Net change during the year	121,316	(877)	120,439
Net gains and losses on derivative instruments:
Amount arising during the year	(4,596)	1,298	(3,298)
Reclassification adjustments for gains and losses realized in net income	3,285	(959)	2,326

Net change during the year	(1,311)	339	(972)
Pension liability adjustments:
Amount arising during the year	68,729	(18,115)	50,614
Reclassification adjustments for gains and losses realized in net income	7,519	(1,625)	5,894

Net change during the year	76,248	(19,740)	56,508

Other comprehensive income (loss)	196,253	(20,278)	175,975

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount

	(Millions of yen)
2020:
Foreign currency translation adjustments
Amount arising during the year	(17,583)	229	(17,354)
Reclassification adjustments for gains and losses realized in net income	—	—	—

Net change during the year	(17,583)	229	(17,354)
Net gains and losses on derivative instruments:
Amount arising during the year	(1,731)	442	(1,289)
Reclassification adjustments for gains and losses realized in net income	3,034	(775)	2,259

Net change during the year	1,303	(333)	970
Pension liability adjustments:
Amount arising during the year	(2,495)	(3,721)	(6,216)
Reclassification adjustments for gains and losses realized in net income	10,082	(2,484)	7,598

Net change during the year	7,587	(6,205)	1,382

Other comprehensive income (loss)	(8,693)	(6,309)	(15,002)